Senior Secured Convertible Notes Payable (in default) (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2019	Aug. 31, 2019
Senior Secured Convertible Notes Payable (in default) (Tables)
Schedule of senior secured convertible notes payable

	November 30,	August 31,
	2019	2019
	(unaudited)
Senior Secured Convertible notes, Principal	$6,808,000	$6,808,000
Less debt discount and deferred financing costs	(2,604,000)	(3,457,000)
Total outstanding convertible notes, net	$4,204,000	$3,351,000
Less current portion of convertible notes payable	(3,426,000)	(3,351,000)
Long-term convertible notes payable	$778,000	$-

	August 31,	August 31,
	2019	2018
Senior Secured Convertible notes, Principal	$6,808,000	$10,000,000
Less debt discount and deferred financing costs	(3,457,000)	(3,829,000)
Total outstanding convertible notes, net	$3,351,000	$6,171,000
Less current portion of convertible notes payable	3,351,000)	(6,171,000)
Long-term convertible notes payable	$-	$-

Schedule of rolls forward the Convertible Notes Payable balances

	Gross Principal	Deferred Financing Costs	Note Discount	Net
Balance at August 31, 2019	$6,808,000	(344,000)	(3,113,000)	$3,351,000
Amortization of Interest Expense	-	80,000	773,000	853,000
Balance at November 30, 2019	$6,808,000	(264,000)	(2,340,000)	$4,204,000
Less Current Amount	(5,141,000)	174,000	1,541,000	(3,426,000)
Long Term Balance at November 30, 2019	1,667,000	(90,000)	(799,000)	$778,000

	Gross Principal	Deferred Financing Costs	Note Discount	Net
Balance at August 31, 2018	$10,000,000	(617,000)	(3,212,000)	$6,171,000
Issuance of Notes Payable	5,639,000	(485,000)	(4,750,000)	404,000
Conversion of Principal into Equity	(8,395,000)	-	-	(8,395,000)
Amortization of Interest Expense	-	758,000	4,849,000	5,607,000
Repayment of Principal in cash	(436,000)	-	-	(436,000)
Balance at August 31, 2019	$6,808,000	(344,000)	(3,113,000)	$3,351,000
Less Current Amount	(6,808,000)	344,000	3,113,000	(3,351,000)
Long Term Balance at August 31, 2019	$-	-	-	$-

Gross principal balance rollforward

	June 2018 Notes	December 2018 Notes	March 2019 Notes	Total
Gross Balance at August 31, 2019	$1,466,000	867,000	4,475,000	$6,808,000

Less Discount and Debt Issuance Costs:
Debt Issuance Costs	-	-	(264,000)	(264,000)
Deferred Financing Costs	-	-	(2,340,000)	(2,340,000)
Carrying Balance at November 30, 2019	$1,466,000	867,000	1,871,000	$4,204,000
Less Current Amount	(1,466,000)	(728,000)	(1,232,000)	(3,426,000)
Long Term Balance at November 30, 2019	$-	139,000	639,000	$778,000

	June 2018 Notes	December 2018 Notes	March 2019 Notes	Total
Gross Balance at August 31, 2018	$10,000,000	-	-	$10,000,000
Issuance of Notes Payable	-	889,000	4,750,000	5,639,000
Repayment of Principal in cash	(436,000)	-	-	(436,000)
Conversion of Principal into Equity	(8,098,000)	(22,000)	(275,000)	(8,395,000)
Gross Balance at August 31, 2019	$1,466,000	867,000	4,475,000	$6,808,000

Less Discount and Debt Issuance Costs:
Debt Issuance Costs	(27,000)	-	(317,000)	(344,000)
Deferred Financing Costs	(5,000)	-	(3,108,000)	(3,113,000)
Carrying Balance at August 31, 2019	$1,434,000	867,000	1,050,000	$3,351,000
Less Current Amount	(1,434,000)	(867,000)	(1,050,000)	(3,351,000)
Long Term Balance at August 31, 2019	$-	-	-	$-